Business combinations (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 13, 2012
Cash and cash equivalent	$ 1,771
Account receivables	210
Inventories	38
Prepaid expenses and other current assets	430
Property and equipment, net	57
Intangible assets	49,282
Goodwill	18,491
Total identifiable assets acquired	70,279
Current liabilities	(459)
Deferred Tax Liabilities	(18,887)
Long term liabilities	(6)
Total liabilities assumed	(19,352)
Net identifiable assets acquired	70,279
Net assets acquired	$ 50,927